Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Grant revenue					$ 169,000	$ 169,000	$ 863,000	$ 416,000
Number of operating segment | Segment						1
Deferred offering costs for initial public offering included in accrued liabilities						$ 792,000
Deferred costs recorded as other assets						2,700,000
Operating lease right-of-use assets			$ 28,765,000	$ 28,765,000
Lease liabilities			48,116,000	48,116,000
Deferred Rent						$ 7,478,000	41,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment useful life						5 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant, and equipment useful life						3 years
Money Market Funds
Summary Of Significant Accounting Policies [Line Items]
Unrealized gains or loss on money market funds				0		$ 0
AbbVie
Summary Of Significant Accounting Policies [Line Items]
Upfront payments		$ 205,000,000
Upfront payment received	$ 200,000,000	5,000,000
Exclusive option rights exercised for each program		250,000,000
Collaboration revenue			2,700,000	15,200,000		27,500,000	$ 2,900,000
Deferred revenue			$ 159,400,000	$ 159,400,000		174,600,000
AbbVie | Maximum
Summary Of Significant Accounting Policies [Line Items]
Additional milestone payments per program related to initiation of certain clinical studies and regulatory approval		$ 242,800,000
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets										$ 31,400,000
Lease liabilities										$ 38,900,000
Deferred Rent						$ 7,500,000
Accounting Standards Update 2016-02 | Maximum
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets									$ 32,000,000
Lease liabilities									50,000,000
Accounting Standards Update 2016-02 | Minimum
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets									27,000,000
Lease liabilities									$ 44,000,000